Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 004 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the accompanying financial statements	$ 5,395,826	$ 5,155,088
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(10,758)	(19,045)
Amounts allocated to withdrawing participants	(3,413)	(2,845)
Net assets available for benefits per the Form 5500	$ 5,381,655	$ 5,133,198